Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Concentrations [Abstract]
Concentrations

Note 5 - Concentrations

Concentration of Credit Risk Arising From Cash Deposits in Excess of Insured Limits

The Company maintains a cash balance with a U.S. financial institution, in which the balance exceeds the FDIC insured limit of $250,000. As of June 30, 2025 and December 31, 2024, the Company’s cash balance held at the financial institution exceeded the FDIC limit. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Significant Customers

A significant customer is defined as one that accounts for at least 10% of the Company’s revenue. For the three months ended June 30, 2025 and 2024, the Company had sales to two customers and three customers, respectively, which accounted for approximately 96% and 100% of total revenues for those periods. For the six months ended June 30, 2025 and 2024, sales to one customer comprised approximately 94% and 92% of total revenues, respectively.

Note 3 - Concentrations

Concentration of Credit Risk Arising From Cash Deposits in Excess of Insured Limits:

The Company maintains a cash balance with a U.S. financial institution, in which the balance exceeds the FDIC insured limit of $250,000. At December 31, 2024 and 2023, the Company’s cash balance held at this financial institution exceeded the FDIC limit. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Significant Customers:

A significant customer is defined as one from whom at least 10% of revenue is derived. For the year ended December 31, 2024, the Company had sales to three customers totaling approximately $154,000, which comprised approximately 89% of total revenues. For the year ended December 31, 2023, the Company had sales to two customers totaling approximately $361,000, which comprised approximately 82% of total revenues.

Significant Vendor:

Substantially all of the Company’s purchases during the year ended December 31, 2024 were from a single vendor that provides polycarbonate plastic casings for the Company’s hardware products. Alternative suppliers are available for these items and management believes the loss of this supplier would be unlikely to have a material impact on the Company’s operations or operating results